FINANCIAL INSTRUMENTS - Estimated Fair Values of Instruments Not Carried at Fair Value in Balance Sheets (Details) - USD ($) $ in Millions	Sep. 30, 2019	Dec. 31, 2018
Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financing receivables	$ 18,455	$ 19,167
Debt	23,906	24,445
Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financing receivables	18,345	19,017
Debt	$ 24,366	$ 24,481